Trade and Other Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Summary of Trade and Other Receivables

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Trade debtors	$3,034,897	$2,327,364
Other receivables	529,436	519,865
Total trade and other receivables	$3,564,333	$2,847,229